Allowance for Doubtful Accounts	12 Months Ended
Jul. 02, 2011
Alllowance for Doubtful Accounts [Abstract]
Allowance for Doubtful Accounts
5. ALLOWANCE FOR DOUBTFUL ACCOUNTS
     A summary of the activity in the allowance for doubtful accounts appears below:

	2011	2010	2009
	(In thousands)
Balance at beginning of period	$36,573	$36,078	$31,730
Charged to costs and expenses	42,623	34,931	74,638
Allowance accounts resulting from acquisitions and other	1,063	(139)	1,587
Customer accounts written off, net of recoveries	(37,823)	(34,297)	(71,877)

Balance at end of period	$42,436	$36,573	$36,078